Contract liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Contract liabilities

33.  Contract liabilities

	31 December	31 December
Non-current contract liabilities	2021	2020
Contract liabilities	170,445	164,764

	31 December	31 December
Current contract liabilities	2021	2020
Contract liabilities	459,289	315,070

Contract liabilities primarily consists of right of use sold but not used by prepaid subscribers.

Revenue recognized in the current reporting period relating to carried forward contract liabilities is TL 315,070 (2020: TL 290,408).

The following table shows unsatisfied performance obligation result as of 31 December 2021;

	31 December 2021	31 December 2020
Telecommunications service	1,485,719	900,816
Equipment revenues	1,061,141	423,948
Total	2,546,860	1,324,764

Management expects that 56% of the transaction price allocated to the unsatisfied contracts as of 31 December 2021 will be recognized as revenue during next reporting periods. The remaining 44% will be recognized in the 2022 financial year.